Cover	Jul. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002129796
Document Type	S-6
Entity Registrant Name	FT 13052
Document Period End Date	Jul. 09, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks above-average capital appreciation.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that seeks to provide exposure to U.S. exchange-listed companies with strong balance sheets, above average dividend yields and low volatility by investing in 30 companies that Value Line® gives a #1 or #2 ranking for Safety™. Value Line® ranks approximately 1,700 stocks which represent approximately 90% of the trading volume on all U.S. stock exchanges. The Value Line® Safety rank measures the total risk of a stock relative to the other stocks in the Value Line® universe. Value Line® bases their Safety™ rankings from #1 through #5 on various factors including price stability and financial strength. Stocks rated #1 or #2 tend to be less volatile than those rated #4 or #5.

The stocks are selected by applying a disciplined investment strategy which adheres to pre-determined screens and factors. The strategy is based on these steps:

Step 1: Begin with all stocks or American Depositary Receipts/ADRs that Value Line® gives a #1 and #2 ranking for Safety™ as of two business days prior to the date of the prospectus.

Step 2: Eliminate business development companies, regulated investment companies, limited partnerships, real estate investment trusts and companies that do not trade on U.S. exchanges.

Step 3: Select companies with a market capitalization greater than $1 billion and a three month average daily dollar volume greater than $5 million.

Step 4: Select companies with an indicated dividend yield above 2%.

Step 5: Eliminate companies that do not have positive free cash flow after subtracting dividends and those that do not have return on equity above 10%.

Step 6: Rank all of the remaining companies on price volatility and price to cash flow. These rankings are separate, but equally weighted. Companies with lower price volatility and lower, but positive, price to cash flow receive higher rankings.

Step 7: Purchase an approximately equally weighted portfolio of the 30 eligible stocks with the best overall ranking subject to a maximum of six stocks in any one of the major Global Industry Classification Standard (“GICS®”) market sectors. If, through the selection process, the stocks selected would cause the Trust to exceed the six stocks in any one GICS® sector limitation, the lowest ranked stock or stocks from that GICS® sector will be replaced with the next highest ranked stock or stocks in any of the other GICS® sectors. In the event of a tie, the stock with lower price to cash flow is selected. If the sector maximum of six stocks does not result in a 30 stock portfolio, the sector restriction will be relaxed to seven stocks. If this too does not result in a 30 stock portfolio it will be relaxed to eight stocks, then nine, and finally a maximum of ten stocks in an any one of the major GICS® market sectors. Should a 30 stock portfolio not exist at the ten stock maximum, the next highest eligible dividend yielding names will be added until 30 eligible stocks are selected subject to a maximum of ten stocks in any one sector.

Please note that we applied the strategy which makes up the portfolio for the Trust at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in the Trust’s portfolio.

The Securities were selected as of the strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from the Trust as described under “Removing Securities from the Trust” are not eligible for inclusion in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.

“Value Line,” “The Value Line Investment Survey,” “Timeliness” and “Safety” are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust Portfolios L.P. and/or First Trust Advisors L.P. This product is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy. First Trust Portfolios L.P. and/or First Trust Advisors L.P. are not affiliated with any Value Line company.

The publisher of the S&P 500® Index is not affiliated with us and has not participated in creating the Trust or selecting the Securities for the Trust. Except as noted herein, the index publisher has not approved of any of the information in this prospectus.